Stockholders' (Deficit) Equity (Series E Convertible Preferred Stock) (Details) - $ / shares	Sep. 30, 2016	Jul. 07, 2016
Class of Stock [Line Items]
Redemption price (in dollars per share)		$ 5.20
Series E Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		10,000
Preferred stock, par value (in dollars per share)		$ 1,000
Preferred stock, shares outstanding (in shares)	4,435